Note 8 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Abstract
Carrying Value And Fair Value
Fair Value and Carrying Amount (Millions of euros)
		2018
	Notes	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	58,196	58,196
Financial assets held for trading	10	90,117	90,117
Non-trading financial assets mandatorily at fair value through profit or loss	11	5,135	5,135
Financial assets designated at fair value through profit or loss	12	1,313	1,313
Financial assets at fair value through other comprehensive income	13	56,337	56,337
Financial assets at amortized cost	14	419,660	419,857
Hedging derivatives	15	2,892	2,892
LIABILITIES
Financial liabilities held for trading	10	80,774	80,774
Financial liabilities designated at fair value through profit or loss	12	6,993	6,993
Financial liabilities at amortized cost	22	509,185	510,300
Hedging derivatives	15	2,680	2,680

Fair Value and Carrying Amount (Millions of euros)
		2017		2016
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	42,680	42,680	40,039	40,039
Financial assets held for trading	10	64,695	64,695	74,950	74,950
Financial assets designated at fair value through profit or loss	12	2,709	2,709	2,062	2,062
Available-for-sale financial assets		69,476	69,476	79,221	79,221
Loans and receivables		431,521	438,991	465,977	468,844
Held-to-maturity investments		13,754	13,865	17,696	17,619
Derivatives – Hedge accounting	15	2,485	2,485	2,833	2,833
LIABILITIES
Financial liabilities held for trading	10	46,182	46,182	54,675	54,675
Financial liabilities designated at fair value through profit or loss	12	2,222	2,222	2,338	2,338
Financial liabilities at amortized cost	22	543,713	544,604	589,210	594,190
Derivatives – Hedge accounting	15	2,880	2,880	2,347	2,347

Fair Value Of Financial Instruments
Fair Value of financial Instruments by Levels (Millions of euros)
		2018
	Notes	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	10	26,730	62,983	404
Loans and advances to customers		47	28,642	60
Debt securities		17,884	7,494	199
Equity instruments		5,194	-	60
Derivatives		3,605	26,846	85
Non-trading financial assets mandatorily at fair value through profit or loss	11	3,127	78	1,929
Loans and advances		25	-	1,778
Debt securities		90	71	76
Equity instruments		3,012	8	75
Financial assets designated at fair value through profit or loss	12	1,313	-	-
Debt securities		1,313	-	-
Financial assets at fair value through other comprehensive income	13	45,824	9,323	1,190
Loans and advances		33	-	-
Debt securities		43,788	9,211	711
Equity instruments		2,003	113	479
Hedging derivatives	15	7	2,882	3
LIABILITIES-
Financial liabilities held for trading	10	22,932	57,573	269
Deposits		7,989	29,945	-
Trading derivatives		3,919	27,628	267
Other financial liabilities		11,024	-	1
Financial liabilities designated at fair value through profit or loss	12	-	4,478	2,515
Customer deposits		-	976	-
Debt certificates		-	2,858	-
Other financial liabilities		-	643	2,515
Derivatives – Hedge accounting	15	223	2,454	3

Fair Value of financial Instruments by Levels (Millions of euros)
		2017			2016
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS-
Financial assets held for trading	10	29,057	35,349	289	32,544	42,221	184
Loans and advances to customers		-	56	-	-	154	-
Debt securities		21,107	1,444	22	26,720	418	28
Equity instruments		6,688	33	80	4,570	9	96
Derivatives		1,262	33,815	187	1,254	41,640	60
Financial assets designated at fair value through profit or loss	11	2,061	648	-	2,062	-	-
Loans and advances to customers		-	648	-	-	-	-
Debt securities		174	-	-	142	-	-
Equity instruments		1,888	-	-	1,920	-	-
Available-for-sale financial assets		57,381	11,082	544	62,125	15,894	637
Debt securities		54,850	10,948	454	58,372	15,779	429
Equity instruments		2,531	134	90	3,753	115	208
Hedging derivatives	15	-	2,483	2	41	2,792	-
LIABILITIES-
Financial liabilities held for trading	10	11,191	34,866	125	12,502	42,120	53
Derivatives		1,183	34,866	119	952	42,120	47
Short positions		10,008	-	6	11,550	-	6
Financial liabilities designated at fair value through profit or loss	12	-	2,222	-	-	2,338	-
Derivatives – Hedge accounting	15	274	2,606	-	94	2,189	64

Financial Instruments At Fair Value By Levels
Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	62,983	404
Loans and advances	28,642	60	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Recovery rates
Debt securities	7,494	199	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	-	60	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Derivatives	26,846	85
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Non-trading financial assets mandatorily at fair value through profit or loss	78	1,929
Loans and advances	-	1,778	Present-value method(Discounted future cash flows)Specific criteria for the liquidation of losses established by the EPA protocol		- Prepayment rates- Issuer credit risk- Recovery rates- PD and LGD
Debt securities	71	76	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	8	75	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Financial assets at fair value through other comprehensive income	9,323	1,190
Debt securities	9,211	711	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	113	479	Comparable pricing (Observable price in a similar market)Present-value method	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	2,882	3
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations

Fair Value of financial Instruments by Levels. December 2018 (Millions of euros)
			Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	57,573	269
Deposits	29,945	-
Derivatives	27,628	267
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Assets correlation
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Assets correlation
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Short positions	-	1	Present-value method(Discounted future cash flows)		- Correlation default- Credit spread- Recovery rates- Interest rate yield
Financial liabilities designated at fair value through profit or loss	4,478	2,515	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2,454	3
Interest rate			Interest rate products (Interest rate swaps, Call money Swaps y FRA): Discounted cash flowsCaps/Floors: Black, Hull-White y SABRBond options: Black Swaptions: Black, Hull-White y LGMOther Interest rate options: Black, Hull-White y LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity			Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold			Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit			Credit Derivatives: Default model and Gaussian copula	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities			Commodities: Momentum adjustment and Discounted cash flows	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units

Debt Securities	Net Present Value	Credit Spread	37	152.22	385.00	b.p.
		Recovery Rate	0.00%	32.06%	40.00%	%
	Comparable pricing		1.00%	88.00%	275.00%	%
Equity instruments	Net Asset Value
	Comparable pricing
Credit Option	Gaussian Copula	Correlation Default	0.00%	37.98%	60.26%	%
Equity OTC Option	Heston	Forward Volatility Skew	47.05	47.05	47.05	Vegas
	Local Volatility	Dividends
		Volatility	13.79	27.24	65.02	vegas
FX OTC Options	Black Scholes/Local Vol	Volatility	5.05	7.73	9.71	vegas
Interest Rate Option	Libor Market Model	Beta	0.25	9.00	18.00%
		Correlation Rate/Credit	(100)	-	100%
		Credit Default Volatility	-	-	-	Vegas

Level 3 Financial Instruments
Financial Assets Level 3: Changes in the Period (Millions of euros)
	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	835	125	822	116	463	182
Changes in fair value recognized in profit and loss (*)	(167)	(95)	(24)	(21)	33	(86)
Changes in fair value not recognized in profit and loss	(4)	-	(45)	-	(81)	(3)
Acquisitions, disposals and liquidations (**)	2,102	2,710	32	320	438	(25)
Net transfers to Level 3	761	47	106	(39)	16	-
Exchange differences and others	-	-	(55)	(250)	(47)	49
Balance at the end	3,527	2,787	835	125	822	116

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2018, 2017 and 2016. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities, net”.

(**) Of which, in 2018, the assets roll forward is comprised of €2,400 million of acquisitions, €254 millions of disposals and €44 millions of liquidations. The liabilities roll forward is comprised of €2,716 million of acquisitions and €5 millions of liquidations.

Levels Transfers
Transfer Between Levels. December 2018 (Millions of euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		1,171	2	2	6	-	2
Non-trading financial assets mandatorily at fair value through profit or loss		-	-	9	67	-	24
Financial assets at fair value through other comprehensive income		134	72	-	515	-	-
Derivatives		-	-	-	52	118	49
Total		1,305	74	11	641	118	75
LIABILITIES-
Financial liabilities held for trading		-	-	-	138	-	37
Total		-	-	-	138	-	37

Sensitivity Analysis Level 3
Financial Assets Level 3: Sensitivity Analysis (Millions of euros)
	Potential Impact on Consolidated Income Statement		Potential Impact on Total Equity
	Most Favorable Hypothesis	Least Favorable Hypothesis	Most Favorable Hypothesis	Least Favorable Hypothesis
ASSETS
Financial assets held for trading	6	(13)	-	-
Debt securities	2	(3)	-	-
Equity instruments	3	(9)	-	-
Derivatives	1	(1)	-	-
Non-trading financial assets mandatorily at fair value through profit or loss	291	(181)	-	-
Loans and Advances	285	(161)	-	-
Debt securities	3	(12)	-	-
Equity instruments	3	(8)	-	-
Financial assets at fair value through other comprehensive income	-	-	1	(1)
LIABILITIES
Financial liabilities held for trading	1	(1)	1	(1)
Total	297	(194)	1	(1)

Disclosure of fair value instruments carried at cost main valuation techniques assets explanatory
Fair Value of financial Instruments at amortized cost by Levels (Millions of euros)
		2018
	Notes	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	58,024	-	172
Financial assets at amortized cost	14	21,419	204,619	193,819
LIABILITIES
Financial liabilities at amortized cost	22	58,225	269,128	182,948

Disclosure of main valuation techniques financial instruments assets explanatory
Fair Value of financial Instruments at amortized cost by valuation technique. December 2018 (Millions of euros)
	Level 2	Level 3	Valuation technique(s)	Main inputs used

ASSETS
Financial assets at amortized cost	204,619	193,819
Central Banks	-	1	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	4,934	4,291	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	190,666	183,645	Present-value method(Discounted future cash flows)	- Credit spread- Prepayment rates- Interest rate yield
Debt securities	9,019	5,881	Present-value method(Discounted future cash flows)	- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	269,128	182,948
Central Banks	196	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	22,281	9,852	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Loans and advances to customers	240,547	135,270	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Debt securities	6,104	25,096	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Other financial liabilities	-	12,730	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield